Total
NYSA Fund
Investment Objective
The Fund’s investment objective is to provide long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts on purchases of $50,000 or more through certain programs described elsewhere in this prospectus. More information about these discounts is available from your financial professional and in the section “How to Purchase Shares” beginning on page 14 of the prospectus.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and that you redeem all of those shares at the end of each time period. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your expenses would be as follows:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Investments in Equity Securities

The Fund seeks to achieve its investment objective by investing primarily in the common stocks of publicly-traded companies. Fund shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Adviser uses fundamental analysis to identify securities with potential for capital appreciation. The Adviser focuses on companies projecting above average earnings and revenue growth, as compared to market averages (as represented by the S&P 500 Index). Also, the Fund invests in companies the Adviser believes to be undervalued by the current market.  The Fund buys shares in companies of all sizes. Small and medium sized companies may occasionally make up a significant portion of the Fund’s portfolio.  However, there is no assurance that these factors and the other characteristics that the Adviser believes favor these companies will continue in the future.

The Fund can buy stocks of companies without regard to market capitalization. Investments may be made in “micro cap” companies (having a market capitalization under $100 million), “small cap” companies (having a market capitalization between $100 million and $1 billion), “mid cap” companies (having a market capitalization between $1 billion and $5 billion) and “large cap” companies (having a market capitalization over $5 billion). While newer, small companies may offer greater opportunities for capital appreciation, they also involve a substantially greater risk of loss and price fluctuation.

Subject to the fundamental investment policies and restrictions of the Fund, many of which are described in the Fund Statement of Additional Information dated July 24 2015, the Fund may emphasize investments in various market sectors from time to time. The Fund’s ability to invest up to 25% of its portfolio assets in a single industry or group of industries may offer greater opportunities for capital appreciation, but may also subject the Fund to a greater risk of loss and price fluctuation. The Fund is not a “sector fund,” and, as such may change its investment emphasis. As of the date of this prospectus, the Fund’s portfolio reflects an investment focus in the health care sector.

The Fund is not restricted with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and its investment policies may require.  The Fund engages in active and frequent trading of portfolio securities, especially during periods of market volatility. The Fund has experienced exceptionally high turnover in two of its three most recent fiscal years. The transaction costs attendant to this portfolio strategy will result in increased costs to the Fund. A high rate of portfolio turnover in any year will increase brokerage commissions paid by the Fund, thus reducing the Fund’s total return, and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders when Fund shares are held in taxable accounts.

Investments in Debt Securities

In seeking its investment objective of capital appreciation, the Fund invests mainly in equity securities. However, from time to time, the Fund may also invest in bonds, debentures and other debt securities and instruments, some of which may be convertible into equity securities. A debt security is a security that represents the obligation of an issuer to repay money borrowed. The terms of a debt security specify the principal amount of the indebtedness, the interest rate or discount, and the times at which payments of principal and/or interest are due. Debt securities may include domestic and foreign corporate debt obligations; domestic and foreign government debt obligations, including U.S. government securities; mortgage related securities; asset backed securities and other debt obligations.

The Fund may invest up to 15% of its net assets in a variety of debt securities, some of which may be considered below “investment grade” and some of which may be unrated. These investments may include high risk investments such as “junk bonds.” Subject to the 15% limit and the limitation on investments in illiquid securities described below, the Fund may invest up to 10% of its net assets in debt securities that are rated below investment grade, unrated and/or illiquid.

The Fund may purchase taxable or tax-exempt debt securities. The range of debt securities that the Fund may purchase also includes residential and commercial mortgaged-backed securities, residential and commercial collateralized mortgage obligations, collateralized debt obligations and asset-backed securities.  The Fund may purchase debt securities without regard to their maturity. The Fund may purchase debt securities may be callable or non-callable, may be secured or unsecured and may be rated or unrated. The Fund may also invest in zero-coupon securities. The Fund’s investment in debt securities for which there is no active trading market is subject to the Fund’s fundamental policy that it may not invest more than 15% of its net assets in illiquid securities.

Because the Fund can invest up to 10% of its net assets in unrated or below-investment-grade securities, the Fund’s credit risks are greater than those of funds that purchase only investment-grade securities. The 10% limitation is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered, or in the case of an unrated security, after the Fund’s adviser has changed its assessment of the security’s credit quality. As a result credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed this 10% restriction for some period of time. If the Fund has more than 10% of its net assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the limitation.

Principal Risks

The price of the Fund’s shares can go up and down substantially. The Fund’s investments are subject to changes in their values from a number of factors, some of which are described below. There is also the risk that poor security selection by the Adviser will cause the Fund to underperform other funds having similar objectives, thereby increasing the potential for volatility. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Portfolio Manager. Robert Cuculich, an employee of Pinnacle Advisors LLC, the Fund’s investment adviser (Adviser) and Pinnacle Investments, LLC, the Fund’s principal underwriter (Distributor), has served as the Portfolio Manager of the Fund since February 1, 2013. Mr. Cuculich is solely and primarily responsible for the day-to-day management of the Fund’s portfolio. In connection with his duties as Portfolio Manager, Mr. Cuculich is responsible for analyzing which securities are eligible for purchase by the Fund and making decisions to purchase and/or sell portfolio securities in accordance with the Fund’s investment objective and policies. Although Mr. Cuculich had managed client accounts on a non-discretionary basis for over three decades, he had no previous experience managing investment company portfolios prior to his appointment as Portfolio Manager in 2013. Mr. Cuculich allocates his time among his portfolio management responsibilities and his responsibilities to retail clients. His multiple roles could result in conflicts of interest between his responsibilities to the Fund and his responsibilities to retail customers of the Distributor.   Investors are encouraged to take into account the risks attendant to Mr. Cuculich’s limited portfolio management experience before investing in the Fund.

Risk of Non-Diversification. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, and, from time to time, in a limited number of industries, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. These fluctuations, if significant, may affect the performance of the Fund. The Fund may change its portfolio emphasis from time to time without prior approval by shareholders of the Fund. The success of this investment strategy is dependent upon the skill of the portfolio manager. There can be no assurance that this investment strategy will be successful.

Risk of Current Focus on Health Care. The Fund may invest up to 25% of its assets in the securities of issuers in a particular industry or group of industries. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance the issuers within those specific industries, and could be more volatile than that of an investment company that invests its assets in a more diverse array of sectors. The success of the Fund’s current investment focus on the health care sector is dependent on the overall condition of the various industries within the sector. Industries within the health care sector may be adversely affected by numerous factors including, among others, political, economic and regulatory factors. For example, industries within the health care sector are subject to government regulation, including governmental approval of products and services which could have a significant impact on the price and availability of those products and services. The products and services of Issuers within the health care sector can be significantly affected by rapid obsolescence of the technology associated with the products and services, as well as expiration of patents.

Special Risks of Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities. However, because the 15% limitation is not violated unless the excess results immediately and directly from the acquisition of any security, the Fund’s investments in illiquid securities may, from time to time, exceed 15% of its net assets. Investments in illiquid securities carry special risks because there is no trading market for such securities, making it difficult to value them or dispose of them promptly at an acceptable price. The Adviser monitors holdings of illiquid securities on an ongoing basis.

Risks Associated with Investments in Equity Securities

Risks of Investing in Stocks. Stocks fluctuate in price and their short-term volatility at times may be substantial.  The return on and value of an investment in the Fund will fluctuate in response to stock market movements generally. Investments in common stocks are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, there is a risk that you could lose money by investing in the Fund.

Special Risks of Investing in Growth Stocks. Stocks of growth companies may be more volatile than other stocks.  Their stocks may be less liquid than those of larger issuers. That means that the Fund could have greater difficulty selling the securities of a smaller issuer at an acceptable price, especially in periods of market volatility.   That factor increases the potential for losses to the Fund.

Special Risks of Investing in Mid-Cap, Small-Cap, and Micro-Cap Stocks. The Fund buys shares in companies of all sizes. Small and medium sized companies may occasionally make up a significant portion of the Fund’s portfolio. Mid-cap and small-cap companies are generally newer companies with limited operating histories. While these stocks may offer greater opportunities for long-term capital appreciation than larger, more established companies, they involve a substantially greater risk of loss. These risks are intensified in the case of micro-cap stocks. Small-cap and micro-cap companies may have less access to financial resources and less experienced management than larger, more established companies. Small-cap stocks may be less liquid than stocks of larger issuers. That means that the Fund could have greater difficulty selling small-cap stocks at an acceptable price, especially in periods of market volatility. These factors increase the potential for losses to the Fund. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company if it realizes any gain at all.

Risks Associated with Investments in Debt Securities

In general, debt securities including both taxable and tax-exempt securities, are subject to the following risks:

Credit Risk. Credit Risk is the risk that the issuer of a security might not make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund’s income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. A downgrade in the issuer’s credit rating or other adverse credit information about an issuer can reduce the market value of the issuer’s securities.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations from interest rate changes than obligations having shorter maturities. Fluctuations in the market valuations of debt securities may affect the value of Fund assets.

Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security’s expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, thereby reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause it to lose a portion of its principal investment represented by the premium. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.

Extension Risk. If Interest rates rise rapidly, repayments of principal on certain debt securities may occur at a rate that is slower than expected, and the expected maturity of those securities could lengthen as a result. Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to call sharply.

Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger, or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its securities to fall.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities , which may include “junk bonds,” have a more substantial “credit risk” than investment grade debt securities. Because the risk that the issuer might not be able to pay interest and principal when due is greater, below-investment-grade debt securities are considered “high risk” securities. The market for below-investment-grade debt securities may be less liquid and these securities may be more difficult to value or to sell at an acceptable price, especially during time of market volatility or decline.

Risks of Securities Issued with Call Features. Certain debt securities are issued with a “call” feature which permits the issuer to redeem the security prior to the expected maturity date. Under circumstances where the issuer calls the security prior to its expected maturity date, the Fund may need to reinvest the proceeds at a lower interest rate, thereby reducing its income.

Special Risks of Derivative Instruments. Investments in derivatives involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Risks of Zero-Coupon Securities. The Fund can invest in zero-coupon securities. These debt securities do not pay interest prior to their maturity date or else they do not start to pay interest at a stated coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuation in their value than securities that pay current interest. The Fund accrues interest on zero-coupon securities as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Documentation Risk. Investments in securities that involve the securitization of specific assets or other securities carry the risk that the holder may be unable to establish ownership of or a claimed interest in the assets and other securities as a result of inadequate record-keeping for or improper documentation of the ownership of or claimed interest in the specific assets or other securities.

Who Is the Fund Designed For?

The Fund is designed primarily for investors seeking capital growth over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund focusing on stocks of issuers regardless of market capitalization. Fund is not designed for investors who seek current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

The Fund’s Past Performance

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance is available by calling the toll-free number on the back of this prospectus.

The impact of sales charges is not reflected in the bar chart. If reflected, returns would be less than those shown.

During the period shown in the bar chart, the highest return for a quarter was 16.81% during the quarter ended June 30, 2009, and the lowest return for a quarter was 26.67% during the quarter ended December 31, 2014. The Fund’s year-to-date cumulative return through June 30, 2015 is 6.87%.

The following table shows the average annual total returns for the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For Periods Ended December 31, 2014)

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund’s performance is compared to the Standard and Poor’s 500 Index, an unmanaged index of 500 widely held domestic common stocks. The index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s investments vary from those in the index.